UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oracle Investment Management, Inc.
Address: 200 Greenwich Avenue
         Greenwich, CT  06830

13F File Number:  028-05592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aileen K. Wiate
Title:     CFO
Phone:     (203) 862-7900

Signature, Place, and Date of Signing:

  /s/ Aileen K. Wiate     Greenwich, CT     February 01, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $750,070,544

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     	  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCURAY INC                    COM              004397105 14789785  3496403 SH       SOLE                  3496403        0        0
ACHILLION PHARMACEUTICALS IN   COM              00448Q201  3048000   400000 SH       SOLE                   400000        0        0
ACORDA THERAPEUTICS INC        COM              00484M106 80465483  3375230 SH       SOLE                  3375230        0        0
AGENUS INC                                      00847G101  1778890   889445 SH       SOLE                   889445        0        0
ALEXION PHARMACEUTICALS INC    COM              015351109 28309138   395932 SH       SOLE                   395932        0        0
BIOGEN IDEC INC                COM              09062X103  1406549    12781 SH       SOLE                    12781        0        0
BIOMARIN PHARMACEUTICAL INC    COM              09061G101  9671094   281300 SH       SOLE                   281300        0        0
DEXCOM INC                     COM              252131107  4295634   461400 SH       SOLE                   461400        0        0
ELAN PLC                       ADR              284131208 96952161  7056198 SH       SOLE                  7056198        0        0
GENTIVA HEALTH SERVICES INC    COM              37247A102   893882   132427 SH       SOLE                   132427        0        0
GTX INC DEL                    COM              40052B108 12207895  3633302 SH       SOLE                  3633302        0        0
HANSEN MEDICAL INC             COM              411307101 15364930  5983217 SH       SOLE                  5983217        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102 13003090  1764327 SH       SOLE                  1764327        0        0
KINDRED HEALTHCARE INC         COM              494580103  7885453   669962 SH       SOLE                   669962        0        0
LADENBURG THALMAN FIN SVCS I   COM              50575Q102   496000   200000 SH       SOLE                   200000        0        0
LIFEPOINT HOSPITALS INC        COM              53219L109 12339335   332149 SH       SOLE                   332149        0        0
MAKO SURGICAL CORP             COM              560879108 23937979   949543 SH       SOLE                   949543        0        0
MAP PHARMACEUTICALS INC        COM              56509R108 15771641  1197543 SH       SOLE                  1197543        0        0
METABOLIX INC                  COM              591018809  3065335   673700 SH       SOLE                   673700        0        0
NXSTAGE MEDICAL INC            COM              67072V103 20807934  1170300 SH       SOLE                  1170300        0        0
ONYX PHARMACEUTICALS INC       COM              683399109 53838750  1225000 SH       SOLE                  1225000        0        0
OPKO HEALTH INC                COM              68375N103 26294792  5366284 SH       SOLE                  5366284        0        0
PROGENICS PHARMACEUTICALS IN   COM              743187106  2838696   332400 SH       SOLE                   332400        0        0
QUIDEL CORP                    COM              74838J101 49584687  3277243 SH       SOLE                  3277243        0        0
SKILLED HEALTHCARE GROUP INC   CL A             83066R107  2103711   385295 SH       SOLE                   385295        0        0
TENET HEALTHCARE CORP          COM              88033G100 80105581 15615123 SH       SOLE                 15615123        0        0
THORATEC CORP                  COM NEW          885175307113137438  3371199 SH       SOLE                  3371199        0        0
TRANSITION THERAPEUTICS INC    COM NEW          893716209  4643677  3405766 SH       SOLE                  3405766        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102  7643153   163700 SH       SOLE                   163700        0        0
WEBMD HEALTH CORP              COM              94770V102 43389851  1155522 SH       SOLE                  1155522        0        0